Expense Example - AMG FQ Global Risk-Balanced Fund	Feb. 01, 2021 USD ($)
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,517
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	899
Expense Example, with Redemption, 10 Years	1,962
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	$ 1,686